Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	eqat_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 29, 2015 TO THE PROSPECTUS DATED MAY 1, 2015,

AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2015, as supplemented, of EQ Advisors Trust (“Trust”) regarding the EQ/Global Bond PLUS Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the benchmark for the EQ/Global Bond PLUS Portfolio (“Portfolio”).

Information Regarding

EQ/Global Bond PLUS Portfolio

The Portfolio’s benchmark index against which the Portfolio measures its performance, the BofA Merrill Lynch Global Broad Market Index, is replaced with the Barclays Global Aggregate Index. The Manager believes that the Barclays Global Aggregate Index is more relevant to the Portfolio’s investment strategies. For the one-year, five-year and since inception periods ended December 31, 2014, the average annual total returns for the Barclays Global Aggregate Index were 0.57%, 2.65% and 4.36%, respectively.

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EQ/Global Bond PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 29, 2015 TO THE PROSPECTUS DATED MAY 1, 2015,

AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2015, as supplemented, of EQ Advisors Trust (“Trust”) regarding the EQ/Global Bond PLUS Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the benchmark for the EQ/Global Bond PLUS Portfolio (“Portfolio”).

Information Regarding

EQ/Global Bond PLUS Portfolio

The Portfolio’s benchmark index against which the Portfolio measures its performance, the BofA Merrill Lynch Global Broad Market Index, is replaced with the Barclays Global Aggregate Index. The Manager believes that the Barclays Global Aggregate Index is more relevant to the Portfolio’s investment strategies. For the one-year, five-year and since inception periods ended December 31, 2014, the average annual total returns for the Barclays Global Aggregate Index were 0.57%, 2.65% and 4.36%, respectively.

*****

EQ/Global Bond PLUS Portfolio | Barclays Global Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.57%
Five Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%